SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
SUBSEQUENT EVENTS	NOTE 7 – SUBSEQUENT EVENTS In July and August 2011, the Company sold and issued 17,327 shares of its Common Stock to three accredited investors for proceeds of $55,000.